Major Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2024
Loss Contingencies [Line Items]
Provision for specific environmental sites

In millions	2024	2023	2022
Beginning of year	$58	$59	$56
Accruals and other	15	17	27
Payments	(19)	(19)	(26)
Foreign exchange	2	1	2
End of year	$56	$58	$59
Current portion - End of year	$40	$39	$41

Employee injuries, Canada [Member]
Loss Contingencies [Line Items]
Provision for personal injury and other claims

In millions	2024	2023	2022
Beginning of year	$180	$168	$182
Accruals and other	41	44	16
Payments	(56)	(32)	(30)
End of year	$165	$180	$168
Current portion - End of year	$29	$24	$27

Employee injuries, United States [Member]
Loss Contingencies [Line Items]
Provision for personal injury and other claims

In millions	2024	2023	2022
Beginning of year	$131	$128	$125
Accruals and other	43	34	33
Payments	(65)	(28)	(39)
Foreign exchange	10	(3)	9
End of year	$119	$131	$128
Current portion - End of year	$18	$27	$18